Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net [Abstract]
Bad debt expense	$ 2,149,176	$ 270,649	$ 758,019